Deferred Acquisition Costs ("DAC"), Value Of Business Acquired ("VOBA") And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Acquisition Costs ("DAC"), Value of Business Acquired ("VOBA") and Other Intangible Assets [Abstract]
Schedule Of Activity For DAC, VOBA And Other Intangible Assets

	Years ended December 31,
(In millions)	2011		2010	2009

Carrying value at beginning of period:
DAC		$250.1	$230.4	$232.3
VOBA		28.4	30.4	31.1
Other intangible assets		51.7	55.8	54.2

Total balance at beginning of period		330.2	316.6	317.6

Deferred or acquired:
DAC		81.7	76.0	76.7
Other intangible assets	-	--	1.7	6.3

Total deferred or acquired		81.7	77.7	83.0

Amortized during period:
DAC		(57.4)	(56.3)	(78.6)
VOBA		(2.0)	(2.0)	(0.7)
Other intangible assets		(7.6)	(5.8)	(4.7)

Total amortized during period		(67.0)	(64.1)	(84.0)

Carrying value at end of period, net:
DAC		274.4	250.1	230.4
VOBA		26.4	28.4	30.4
Other intangible assets		44.1	51.7	55.8

Total carrying value at end of period		$344.9	$330.2	$316.6

Schedule Of DAC And VOBA Balances Amortized In Proportion To Expected Gross Profits And The Percentage Of The Total Balance Of DAC And VOBA Amortized In Proportion To Expected Gross Profits

	December 31, 2011		December 31, 2010
(Dollars in millions)	Amount	Percent	Amount	Percent

DAC	$60.7	22.1%	$57.9	23.2%
VOBA	7.1	26.9	7.5	26.4

Impact Of Unlocking On DAC And VOBA Balances

	Years ended December 31,

(In millions)	2011	2010

Decrease to DAC and VOBA	$(0.9)	$(0.5)

Schedule Of The Estimated Net Amortization Of Value Of Business Acquired And Other Intangible Assets For The Next Five Years

(In millions)	Amount

2012		$9.2
2013		8.3
2014		8.2
2015		8.3
2016		6.2